DEBT - Financial Covenants Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Jul. 01, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Minimum cash requirement			$ 20,000,000
Minimum cash requirement percentage			5.00%
Market adjusted equity			25.00%
Restricted cash			$ 66,700,000		$ 60,600,000
Minimum [Member]
Debt Instrument [Line Items]
Minimum value percentage			125.00%
Maximum [Member]
Debt Instrument [Line Items]
Minimum value percentage			135.00%
Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum cash requirement			$ 10,000,000
Minimum value covenant			105.00%
Scenario, Forecast [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum cash requirement		$ 10,000,000
Market adjusted equity		25.00%
Scenario, Forecast [Member] | Subsidiaries [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum value covenant				125.00%
Scenario, Forecast [Member] | Subsidiaries [Member] | Maximum [Member]
Debt Instrument [Line Items]
Minimum value covenant				135.00%
Quintana Vessels [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Prepayment of debt installments	$ 17,400,000		$ 23,200,000
Term Loan Facilities of $102.7 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Cash sweep mechanism, deferred repayment amount			$ 40,600,000